LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of long-term debt
Long-term debt at December 31 consisted of the following (in millions):

	2017	2016
5% Senior Notes, due September 2017 ($92.2 million principal amount; 5.2% effective rate)	$—	$92.0
7.875% Senior Notes, due August 2019 ($201.4 million and $209.8 million principal amount, respectively; 8.0% effective rate)	200.9	208.9
4.875% Senior Notes, due June 2022 ($620.8 million and $690.2 million principal amount, respectively; 4.7% effective rate)	624.6	695.4
4.75% Senior Notes, due January 2024 ($398.1 million principal amount; 4.8% effective rate)	395.9	395.6
7.375% Senior Notes, due June 2025 ($500 million principal amount; 7.4% effective rate)	497.5	497.2
5.4% Senior Notes, due December 2042 ($400 million principal amount; 5.4% effective rate)	395.1	394.9
5.85% Senior Notes, due January 2044 ($400 million principal amount; 5.9% effective rate)	396.3	396.2
Total carrying value	2,510.3	2,680.2
Current portion (1)	—	126.8
Carrying value, less current portion	$2,510.3	$2,553.4

(1) Current portion of long-term debt at December 31, 2016, included the 5% Senior Notes due 2017, as well as the portion of 7.875% Senior Notes due 2019 and 4.875% Senior Notes due 2022 tendered in December 2016 but not settled until January 2017.

Schedule of maturities of long-term debt	The following is a summary of scheduled long-term debt maturities by year, as of December 31, 2017 (in millions):

2018	$—
2019	201.4
2020	—
2021	—
2022	620.8
Thereafter	1,698.1
$2,520.3